SCHEDULE II - Condensed Financial Information of Registrant - Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Net investment income	$ 206.8	$ 161.9	$ 124.4
Other income	0.0	0.0	0.1
Total revenues before net gain on distribution of The Fidelis Partnership	2,500.5	2,420.0	1,957.1
Net gain on distribution of The Fidelis Partnership	0.0	0.0	1,639.1
Total revenues	2,500.5	2,420.0	3,596.2
Expenses
General and administrative expenses	96.6	94.3	82.7
Corporate and other expenses	1.2	1.6	4.1
Financing costs	47.7	33.8	35.5
Income before income taxes	275.6	136.4	2,047.2
Income tax (expense)/benefit	(50.1)	(23.1)	85.3
Net income before equity in net income of subsidiaries	225.5	113.3	2,132.5
Other comprehensive income
Unrealized gains on available-for-sale investments	46.4	9.6	81.7
Reclassification of net realized losses/(gains) recognized in net income	(4.6)	24.7	0.7
Income tax expense, all of which relates to unrealized gains on available-for-sale investments	(9.2)	(2.8)	(9.7)
Total other comprehensive income	32.6	31.5	72.7
Comprehensive income attributable to common shareholders	258.1	144.8	2,205.2
Parent Company
Revenues
Net investment income	7.1	3.7	4.9
Dividends from subsidiaries	150.0	200.0	110.0
Other income	6.2	9.0	8.3
Total revenues before net gain on distribution of The Fidelis Partnership	163.3	212.7	123.2
Net gain on distribution of The Fidelis Partnership	0.0	0.0	1,670.8
Total revenues	163.3	212.7	1,794.0
Expenses
General and administrative expenses	44.1	42.8	35.3
Corporate and other expenses	1.2	1.6	3.2
Financing costs	45.2	30.5	30.5
Net foreign exchange losses	0.1	0.0	3.7
Total expenses	90.6	74.9	72.7
Income before income taxes	72.7	137.8	1,721.3
Income tax (expense)/benefit	(2.8)	10.0	14.1
Net income before equity in net income of subsidiaries	225.5	113.3	2,132.5
Equity in net income/(loss) of subsidiaries	155.6	(34.5)	397.1
Net income available to common shareholders	69.9	147.8	1,735.4
Other comprehensive income
Unrealized gains on available-for-sale investments	46.4	9.6	81.7
Reclassification of net realized losses/(gains) recognized in net income	(4.6)	24.7	0.7
Income tax expense, all of which relates to unrealized gains on available-for-sale investments	(9.2)	(2.8)	(9.7)
Total other comprehensive income	32.6	31.5	72.7
Comprehensive income attributable to common shareholders	$ 258.1	$ 144.8	$ 2,205.2